Share capital (Details 1) - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Statement [Line Items]
Shares based compensation recognized expense	$ 94,636	$ 282,046
2015 [Member]
Statement [Line Items]
Shares based compensation recognized expense	62,267	229,188
2020 [Member]
Statement [Line Items]
Shares based compensation recognized expense	$ 32,369	$ 52,858